Trade Payables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable [Line Items]
Notes	¥ 14,112	¥ 8,005
Accounts	296,102	299,152
Trade payables (Note 10)	¥ 310,214	¥ 307,157